THE COOKE & BIELER FUNDS                        The Advisors' Inner Circle Fund

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 Annual Report                                                  October 31, 2002


                                                 C&B Large Cap Value Portfolio
                                                 C&B Tax-Managed Value Portfolio
                                                 C&B Mid Cap Value Portfolio

 INVESTMENT ADVISER:

 COOKE & BIELER
 INVESTMENT COUNSEL

TABLE OF CONTENTS

Letter to Shareholders ........................    1

Market Commentary .............................    2

C&B Large Cap Value Portfolio .................    4

C&B Tax-Managed Value Portfolio ...............    6

C&B Mid Cap Value Portfolio ...................    8

Statements of Net Assets ......................   10

Statements of Operations ......................   16

Statements of Changes in Net Assets ...........   17

Financial Highlights ..........................   18

Notes to Financial Statements .................   19

Independent Auditors' Report ..................   23

Trustees and Officers of The
   Advisors' Inner Circle Fund ................   24

Notice to Shareholders ........................   28



CONTACT US


BY MAIL
-----------------------------------------------
The Cooke & Bieler Funds
P.O. Box 219009
Kansas City, MO 64121-7114

BY TELEPHONE
-----------------------------------------------
1-800-336-7031

LETTER TO SHAREHOLDERS
.................................................................................
OCTOBER 31, 2002

Dear Fellow Shareholders,

We are pleased to send you the latest Annual Report for The Cooke & Bieler Funds covering the fiscal year ended October 31, 2002. This booklet includes a discussion of the equity markets, detail of the portfolio holdings, a report from the Funds' independent auditors, and other important financial information. We encourage you to read it carefully to stay abreast of your investments.

To benefit our shareholders, Cooke & Bieler will introduce new services and enhanced information as our Funds grow. For example, a new Voice Response System and a much improved Internet site are being developed for introduction shortly.

      o The interactive voice response unit will provide you with the verbal ability to access your account anytime, any day: 24/7. You can obtain price, performance, account transaction and capital gains details on this system.

      o In addition, the Cooke & Bieler website (www.cooke-bieler.com) is being enhanced to offer shareholders expanded fund information. Quarterly portfolio fact sheets, annual and semi-annual reports are a few of the items you will be able to access.

      o During the past 12 months, you may have also noticed that we have created a quarterly update (tri-fold) report in an effort to provide more information on the Funds in a reader-friendly format.

Thank you for investing in The Cooke & Bieler Funds. We appreciate the opportunity to serve you.

Sincerely,

/S/ Samuel H. Ballam, III

Samuel H. Ballam, III
Partner
Cooke & Bieler, L.P.

                                        1
.................................................................................

MARKET COMMENTARY
.................................................................................
OCTOBER 31, 2002

We are pleased to report the investment results for the fiscal year ended October 31, 2002. Importantly, Cooke & Bieler's outperformance was driven primarily by solid stock selection across numerous and diverse holdings in the portfolio. Further, we would point to our strong performance as evidence of the validity and merit of our long-standing investment philosophy and our ability to carry out effectively the supporting process. We have long maintained that superior returns can be achieved by applying conservative investment principles to the management of equity portfolios. To us, this means thoroughly researching and understanding a business and its underlying risks and investing at a price significantly below what the business is worth. It is this focus on business quality and valuation that has enabled us to perform well over the course of many market cycles over the years.


THE YEAR IN REVIEW

The U.S. stock market struggled in the first quarter of 2002 to sustain the strong momentum it displayed late last year. Much like the first half of 2001 and most of 2000, "value" stocks outperformed "growth" stocks in all capitalization ranges. Additionally, the broader market performed relatively well, as many mid and small cap stocks were among the best performers during the quarter. From an economic sector standpoint, industrial, energy, and consumer stocks posted strong gains while technology, especially telecom, stocks lost ground. Importantly, Cooke & Bieler's outperformance was driven primarily by solid stock selection across numerous and diverse holdings in the portfolio.

The second quarter was a very difficult period for U.S. equity investors. All major indices were down significantly and the broader market, as measured by the S&P 500 equal-weight Index, declined for the first time since last year's third quarter. A steady stream of disappointing earnings announcements, fresh reports of major corporate accounting scandals, mixed signals about the strength of the U.S. economic recovery, and continuing concerns about the war on terrorism combined to dampen investors' enthusiasm for stocks. As has been the case throughout most of the market's decline over the past two years, "value" stocks outperformed "growth" stocks and small and mid cap stocks performed better than large cap issues. From an economic sector standpoint, there really was no place to hide, though consumer staples were down only modestly.

The third quarter was also an extremely difficult period for U.S. equity investors. In fact, one has to go all the way back to the fourth quarter of 1987 to find a decline of similar magnitude. The damage was pervasive and largely without respect to style, sector, capitalization range, or any other means of segmentation. Though providing a concise explanation for a move as dramatic as the one experienced in the third quarter would be to overly simplify a set of complex issues, the major factors appeared to be renewed concern about the strength, or lack thereof, of an economic recovery, lingering corporate malfeasance issues, and growing unease about the extent and duration of a possible military conflict with Iraq. These and myriad other factors worked to add to an already high level of uncertainty which greatly curbed investors' appetites for stocks. As a result, funds flowed out of stocks causing selling pressure, which spooked investors further, thereby creating a vicious selling cycle. In light of the intensity of the storm that built throughout the quarter and wreaked havoc in September, we simply could not avoid the carnage. Generalizing only slightly, all stocks were treated equally poorly and returns were tightly clustered.

However, despite recent short-term declines, we believe that the Portfolios have held up quite well over the past three years, which spans the entirety of the market's prolonged slump, and, thus provides a more meaningful representation of what we believe are the benefits of our approach to investing. Despite the amazing frequency and magnitude of investment disasters in the market, the Portfolios managed to navigate this treacherous time period relatively unscathed. We attribute this to our focus on

                                        2
.................................................................................

.................................................................................
quality. By emphasizing competitively advantaged and financially strong companies we avoided the disasters. By also emphasizing valuation, we generated attractive returns. And we were encouraged by the fact that those returns were the result of broad-based stock selection across numerous sectors and industries.


LOOKING AHEAD

Turning to our outlook for the stock market, we do not know precisely when the investment environment will improve, but we believe the U.S. economy is slowly improving and that the long-term total return potential for stocks should equate to historic, long-term returns which have approximated 8% - 12%. We recognize that the near-term economic picture is muddled. In fact, we have cautioned that the recovery would be slow and fitful because of the great many excesses that were created in the late 1990's and the time it would take to work those off. But, we do not believe the U.S. economy has become permanently impaired or is destined to suffer the same fate as has the Japanese economy since its asset bubble burst in the late 1980's. Certainly, we do not want to minimize the many issues currently facing the U.S. economy or the unethical behavior that has justifiably tainted corporate America's image, but we strongly believe the U.S. economy and its free enterprise system with freely functioning capital markets is going through a natural cleansing process that ultimately will provide a foundation for future growth. This process, while painful, is healthy.

Despite our frustration with the current market environment, we are excited about the increasingly attractive opportunities we are seeing in the market. Rest assured, we remain committed to delivering superior long-term investment results by adhering to our core investment principles of rigorously researching and prudently investing in financially strong businesses with sound and enduring franchises at attractive prices.




COOKE & BIELER -- INVESTMENT TEAM

Kermit S. Eck*                      Edward W. O'Connor
Michael M. Meyer**                  R. James O'Neil
James R. Norris**                   Mehul Trivedi

 * LEAD PORTFOLIO MANAGER -- C&B LARGE CAP VALUE, C&B TAX-MANAGED VALUE ** LEAD PORTFOLIO MANAGER -- C&B MID CAP VALUE


DEFINITION OF THE COMPARATIVE INDICES

THE RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index comprised of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

THE RUSSELL MIDCAP VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

THE S&P 500 COMPOSITE STOCK INDEX is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.

                                        3
.................................................................................

C&B LARGE CAP VALUE PORTFOLIO
.................................................................................
OCTOBER 31, 2002

The C&B Large Cap Value Portfolio was down 5.14% for the year versus the S&P 500 Index, which was down 15.11% and the Russell 1000 Value Index, which was down 10.02%. Since inception, the Portfolio has an annualized return of 11.19% compared to the S&P 500 and Russell 1000 Value return of 10.63% and 11.37%, respectively.

Despite its more recent decline, we are pleased to report that the Portfolio outperformed its benchmarks during the past twelve months. The Portfolio's favorable relative performance was mostly attributable to solid stock selection throughout the Portfolio and across a broad range of economic sectors. In addition to a moderate concentration in the media and services and retail trade, both of which held up relatively well, an underweighting in the technology and telecommunications sectors also contributed to results. The top five individual contributors to performance during the year were: Big Lots (BLI), Countrywide Credit (CCR), Dentsply (XRAY), Omnicom (OMC), and Wendy's (WEN). All of these companies are leaders in their industries, generate strong and steady cash flows, and maintain conservative balance sheets. These characteristics, combined with favorable current operating trends, led to their stocks' gains.

On the negative side of the equation, the bottom five individual contributors to performance were Aon (AOC), Bristol-Myers (BMY), Duke Energy (DUK), Hasbro
(HAS), and Motorola (MOT). Despite near-term challenges, all remain in solid financial condition and maintain competitive advantages and attractive longer-term prospects that we believe will ultimately result in favorable investment results. Accordingly, we used stock price weakness as an opportunity to increase the Portfolio's holdings of these securities.

Given the hostile investment environment and Wall Street's increasingly short-term orientation, we continue to find many attractive long-term investment opportunities both among existing portfolio holdings and among stocks not previously held. Even very good companies occasionally face temporary, short-term challenges, and when they do, the market tends to overreact, giving us the opportunity to invest in quality businesses at attractive valuations. Recent examples include Omnicom, Comcast, Manpower, Boeing, and Gap Stores. All are solid companies with well-established business models that we believe are positioned to continue leading their industries for years to come. Consistent with our valuation discipline, these and other investments were funded mainly with the proceeds of sales of several holdings, including Dentsply, Avon Products, Anheuser-Busch, and Avery-Dennison, that performed very well but had reached our price targets.

So, although value stocks generally have performed relatively well over the past few years, we remain very optimistic about the prospects of our investment style going forward. The fear that grips the market today is giving us the opportunity to invest in high quality companies at unusually attractive prices.

[SIDE BAR]
------------------------------
   C&B LARGE CAP VALUE

The Portfolio seeks to
provide maximum long-term
total return with minimal
risk to principal by investing
in common stocks, of any
size, that have a consistency
and predictability in their
earnings growth.
------------------------------

                                        4
.................................................................................

.................................................................................
ALL DATA BELOW AS OF OCTOBER 31, 2002

--------------------------------------------------------------------------------
  PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                                                    Average Annualized Total Returns
                                               -------------------------------------------------------------------------------------
                                                 1 Year            3 Year            5 Year          10 Year         Inception
                                                 Return            Return            Return          Return           to Date
------------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO+                   (5.14)%           3.20%              4.76%           10.33%           11.19%*
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                         (15.11)%         (12.22)%             0.73%            9.87%           10.63%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                        (10.02)%          (5.77)%             2.29%           11.24%           11.37%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
 FUND DATA
-----------------------------------------------
 Ticker Symbol                            CBEQX

 Share Price                              $6.49

 Total Net Assets                          $14M

 Portfolio Turnover                      38.97%
-----------------------------------------------

TOP 10 HOLDINGS
-----------------------------------------------------------
Hubbell                                                3.8%
Countrywide Credit Industry                            3.7%
Merck                                                  3.5%
Eaton                                                  3.5%
Big Lots                                               3.5%
Omnicom Group                                          3.2%
Bristol-Myers Squibb                                   2.9%
Harte-Hanks                                            2.9%
Duke Energy                                            2.8%
MBIA                                                   2.8%
% of total investments
-----------------------------------------------------------

--------------------------------------------------------------------------------

[LINE GRAPH OMITTED]
            Comparison of Change in the Value of a $10,000 Investment
                   in the C&B Large Cap Value Fund, versus the
            S&P 500 Composite Index and the Russell 1000 Value Index

                  C&B               S&P              RUSSELL
                LARGE CAP           500              1000
                 VALUE            COMPOSITE          VALUE
                PORTFOLIO          INDEX             INDEX
10/92            10,000            10,000            10,000
10/93            10,405            11,488            12,516
10/94            10,891            11,931            12,612
10/95            13,317            15,083            15,725
10/96            16,246            18,714            19,457
10/97            21,190            24,722            25,914
10/98            22,580            30,161            29,757
10/99            24,325            37,903            34,676
10/00            26,974            40,211            36,590
10/01            28,188            30,198            32,251
10/02            26,739            25,635            29,019

--------------------------------------------------------------------------------

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 + If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

 * Commenced operations on May 15, 1990.

                                        5
.................................................................................

C&B TAX-MANAGED VALUE PORTFOLIO
.................................................................................
OCTOBER 31, 2002

The C&B Tax-Managed Value Portfolio was down 4.45% for the year versus the S&P 500 Index, which was down 15.11% and the Russell 1000 Value Index, which was down 10.02%. Since inception, the Portfolio has an annualized return of 7.31% compared to the S&P 500 and Russell 1000 Value return of 3.18% and 4.89%, respectively.

Despite its more recent decline, we are pleased to report that the Portfolio outperformed its benchmarks during the past twelve months. The Portfolio's favorable relative performance was mostly attributable to solid stock selection throughout the Portfolio and across a broad range of economic sectors. In addition to a moderate concentration in the media and services, retail trade, and consumer non-durables, all of which held up relatively well, an underweighting in the technology and telecommunications sectors also contributed to results. The top five individual contributors to performance during the year were: Big Lots (BLI), Dentsply (XRAY), Omnicom (OMC), Sysco (SYY) and Wendy's
(WEN). All of these companies are leaders in their industries, generate strong and steady cash flows, and maintain conservative balance sheets. These characteristics, combined with favorable current operating trends, led to their stocks' gains.

On the negative side of the equation, the bottom five individual contributors to performance were Aon (AOC), Bristol-Myers (BMY), Duke Energy (DUK), Lucent (LU), and Motorola (MOT). With the exception of Lucent, which we now view as a sale candidate, all remain in solid financial condition and maintain competitive advantages and attractive longer-term prospects that we believe will ultimately result in favorable investment results. Accordingly, we used stock price weakness as an opportunity to manage the overall tax position of the portfolio.

Given the hostile investment environment and Wall Street's increasingly short-term orientation, we continue to find many attractive long-term investment opportunities both among existing portfolio holdings and among stocks not previously held. Even very good companies occasionally face temporary, short-term challenges, and when they do, the market tends to overreact, giving us the opportunity to invest in quality businesses at attractive valuations. Recent examples include Omnicom, Duke Energy, Manpower, Boeing, and Gap Stores. All are solid companies with well-established business models that we believe are positioned to continue leading their industries for years to come. Consistent with our valuation discipline, these and other investments were funded mainly with the proceeds of sales of several holdings, including Dentsply, Avon Products, and Anheuser-Busch, that performed very well but had reached valuation levels that warranted realizing capital gains.

So, although value stocks generally have performed relatively well over the past few years, we remain very optimistic about the prospects of our investment style going forward. The fear that grips the market today is giving us the opportunity to invest in high quality companies at unusually attractive prices.

[SIDE BAR]
..............................

C&B TAX-MANAGED VALUE

The Portfolio seeks to
provide maximum long-
term, after-tax total return,
consistent with minimizing
risk to principal.

..............................

                                        6
.................................................................................

.................................................................................
ALL DATA BELOW AS OF OCTOBER 31, 2002

--------------------------------------------------------------------------------
  PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                                                         Average Annualized Total Returns
                                               -------------------------------------------------------------------------------------
                                                         1 Year             3 Year              5 Year             Inception
                                                         Return             Return              Return              to Date
------------------------------------------------------------------------------------------------------------------------------------
C&B TAX-MANAGED VALUE PORTFOLIO+                          (4.45)%            4.07%                5.31%              7.31%*
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                                  (15.11)%          (12.22)%               0.73%              3.18%
------------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                                 (10.02)%           (5.77)%               2.29%              4.89%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
 FUND DATA
-----------------------------------------------
 Ticker Symbol                            CBTAX

 Share Price                             $12.94

 Total Net Assets                           $5M

 Portfolio Turnover                      31.91%
-----------------------------------------------

TOP 10 HOLDINGS
-----------------------------------------------------------
JP Morgan Chase                                        5.0%
IBM                                                    3.9%
GAP                                                    3.9%
Monsanto                                               3.8%
Bristol-Myers Squibb                                   3.6%
Motorola                                               3.5%
Snap-On                                                3.4%
Pitney Bowes                                           3.4%
Merck                                                  3.2%
Omnicom Group                                          3.1%
% of total investments
-----------------------------------------------------------

[LINE GRAPHIC OMITTED]
--------------------------------------------------------------------------------

            Comparison of Change in the Value of a $10,000 Investment
                 in the C&B Tax Managed Value Portfolio, versus
          the S&P 500 Composite Index and the Russell 1000 Value Index

                 Tax-Managed       S&P               Russell
02/12/97         10,000            10,000            10,000
10/97            11,554            11,537            11,730
10/98            12,496            14,075            13,470
10/99            13,275            17,688            15,697
10/00            15,972            18,765            16,563
10/01            15,659            14,093            14,599
10/02            14,962            11,963            13,136

--------------------------------------------------------------------------------
The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 + If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

 * Commenced operations on February 12, 1997.

C&B MID CAP VALUE PORTFOLIO
.................................................................................
OCTOBER 31, 2002

The C&B Mid Cap Value Portfolio was down 2.09% for the year versus the Russell Midcap Value Index return of -2.97%. Since inception, the Portfolio has an annualized return of 9.61% compared to the Russell Midcap Value return of 1.64%.

Despite its more recent decline, we are pleased to report that the Portfolio outperformed its benchmark during the past twelve months. Our moderate concentration and overweighting in the media and services, retail trade and industrials assisted in our return. A few of the individual contributors to performance included: Big Lots (BLI), Dionex (DNEX), Carlisle (CSL), Hubbell
(HUB) and Harte-Hanks (HHS). All of these companies are leaders in their industries, have solid cash flow, and have conservative balance sheets -- all characteristics which ultimately led to their stock price rise. All remain significant positions with the Portfolio, though we have begun taking profits as the stock prices are nearing our fair value targets.

Our weightings in the consumer non-durables, financial and technology areas negatively impacted our performance for the last twelve months. Steelcase (SCS), Hasbro (HAS), Aon (AON), Tommy Hilfiger (TOM) and Parametric Technology (PMTC) were a few that detracted from our performance. However, we believe that these companies remain solid investments. All remain in solid financial condition and maintain competitive advantages which we believe will enable them to meet their near term challenges and, ultimately, prove to be very good long term investments. Accordingly, we used the stock price weakness as an opportunity to add to our position in each of these businesses.

We continue to find plenty of attractive new investment ideas. Wall Street's increasingly short-term orientation creates wonderful opportunities for long-term investors like us. Even very good companies sometimes face temporary, short-term challenges. When they do, the market typically overreacts to the recent news and gives us an opportunity to buy a quality business at a cheap price. Examples of new investments we made in the past year include Tennant Corporation (a debt-free company with the #1 market share position in industrial floor care equipment), Pall Corporation (the #1 player in the filtration industry), Dionex Corporation (a debt-free company with the #1 dominant market share position in Ion Chromatography test equipment), IMS Health (the owner of the only comprehensive database and, thus, the dominant #1 provider of market data to the pharmaceutical industry), and Entegris Corporation (a debt-free company with a record of 36 consecutive years of profitability and the #1 market share position in semiconductor material handling products). These are all solid companies with well-established business models that we believe are destined to continue dominating their niches in the business world for decades to come. We are proud to have them in the portfolio and, importantly, we can sleep well while they are there.

So although value stocks, in general, have performed relatively well over the past few years, we remain very optimistic about the prospects of our investment style going forward. We are not just value-oriented, we are quality oriented. This, combined with a true long-term focus, enables us to view the future with a great deal of optimism despite the market environment we have just come through. The fear that grips the market today is the means by which we are able to buy great businesses at great prices. Indeed, there is much truth in the old saying that "one man's problem is another man's opportunity." We see no shortage of opportunities today, and we are aggressively pursuing those opportunities for the benefit of our clients.

[SIDE BAR]
--------------------------
C&B MID CAP VALUE

The Portfolio invests
primarily in common
stocks of companies with
market capitalization in
the range of $500 million
to $5 billion and seeks to
provide maximum long-
term total return,
consistent with minimiz-
ing risk to principal.
--------------------------

                                        8
.................................................................................

.................................................................................
ALL DATA BELOW AS OF OCTOBER 31, 2002

--------------------------------------------------------------------------------
  PERFORMANCE UPDATE
--------------------------------------------------------------------------------

                                                                         Average Annualized Total Returns
                                               -------------------------------------------------------------------------------------
                                                           1 Year                     3 Year                  Inception
                                                           Return                     Return                   to Date
------------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE PORTFOLIO+                                (2.09)%                    15.67%                    9.61%*
------------------------------------------------------------------------------------------------------------------------------------
Russell Midcap Value Index                                  (2.97)%                     2.29%                    1.64%
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------
 FUND DATA
-----------------------------------------------
 Ticker Symbol                            CBMDX

 Share Price                             $13.15

 Total Net Assets                          $81M

 Portfolio Turnover                      29.88%

-----------------------------------------------

TOP 10 HOLDINGS
-----------------------------------------------
Big Lots                                   4.6%
Dionex                                     4.6%
Hubbell                                    4.4%
Zale                                       4.3%
Carlisle                                   4.3%
CBRL Group                                 4.1%
Tommy Hilfiger                             4.0%
AON                                        3.8%
Steelcase                                  3.7%
Snap-On                                    3.7%
% of total investments
-----------------------------------------------

[LINE GRAPH OMITTED]
--------------------------------------------------------------------------------

            Comparison of Change in the Value of a $10,000 Investment
                         in the C&B Mid Cap Value Fund,
                      versus the Russell Midcap Value Index

                  C&B            RUSSELL
                 MID CAP         MID CAP
                 VALUE            VALUE
                PORTFOLIO       PORTFOLIO
2/18/98          10,000          10,000
10/98             9,730           9,419
10/99             9,944           9,956
10/00            13,302          11,135
10/01            15,716          10,982
10/02            15,387          10,655

--------------------------------------------------------------------------------

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

 + If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

 * Commenced operations on February 18, 1998.

                                        9
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2002

C&B LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

COMMON STOCK (94.6%)

--------------------------------------------------------------------------------
  AIRCRAFT (2.5%)
--------------------------------------------------------------------------------
  Boeing                                             12,000        $    357,000
                                                                   ------------

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (1.5%)
--------------------------------------------------------------------------------
  VF                                                  6,000             220,920
                                                                   ------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (5.7%)
--------------------------------------------------------------------------------
  Eaton                                               7,360             503,350
  Snap-On                                            12,400             323,020
                                                                   ------------

                                                                        826,370
                                                                   ------------

--------------------------------------------------------------------------------
  BANKS (6.3%)
--------------------------------------------------------------------------------
  Bank of New York                                   15,000             390,000
  FleetBoston Financial                              10,880             254,483
  JP Morgan Chase                                    12,800             265,600
                                                                   ------------

                                                                        910,083
                                                                   ------------

--------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (6.4%)
--------------------------------------------------------------------------------
  Comcast*                                           12,000             276,120
  Interpublic Group                                  15,000             179,550
  Omnicom Group                                       8,000             461,040
                                                                   ------------

                                                                        916,710
                                                                   ------------

--------------------------------------------------------------------------------
  CHEMICALS (1.6%)
--------------------------------------------------------------------------------
  Monsanto                                           13,700             226,461
                                                                   ------------

--------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (1.9%)
--------------------------------------------------------------------------------
  Motorola                                           30,200             276,934
                                                                   ------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (3.0%)
--------------------------------------------------------------------------------
  Computer Sciences*                                  9,000             290,610
  Parametric Technology*                             62,000             143,220
                                                                   ------------

                                                                        433,830
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CONSUMER DURABLES (1.4%)
--------------------------------------------------------------------------------
  Leggett & Platt                                     9,900         $   206,415
                                                                   ------------

--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (3.5%)
--------------------------------------------------------------------------------
  Hasbro                                             31,100             317,842
  Nike                                                3,930             185,457
                                                                   ------------

                                                                        503,299
                                                                   ------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (4.5%)
--------------------------------------------------------------------------------
  Acuity Brands                                       8,200              98,318
  Hubbell                                            16,200             549,990
                                                                   ------------

                                                                        648,308
                                                                   ------------

--------------------------------------------------------------------------------
  ELECTRONICS (1.4%)
--------------------------------------------------------------------------------
  Molex                                               8,350             193,971
                                                                   ------------

--------------------------------------------------------------------------------
  ENERGY & POWER (4.8%)
--------------------------------------------------------------------------------
  Exxon Mobil                                         9,700             326,502
  Royal Dutch Petroleum                               8,640             369,619
                                                                   ------------

                                                                        696,121
                                                                   ------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (8.0%)
--------------------------------------------------------------------------------
  American Express                                    6,100             221,857
  Countrywide Credit Industry                        10,500             528,255
  MBIA                                                9,300             405,945
                                                                   ------------

                                                                      1,156,057
                                                                   ------------

--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (2.2%)
--------------------------------------------------------------------------------
  PepsiAmericas                                      20,500             314,675
                                                                   ------------

--------------------------------------------------------------------------------
  INSURANCE (4.0%)
--------------------------------------------------------------------------------
  AON                                                16,100             295,113
  Principal Financial Group*                          9,900             277,695
                                                                   ------------

                                                                        572,808
                                                                   ------------

--------------------------------------------------------------------------------
  MACHINERY (2.2%)
--------------------------------------------------------------------------------
  Dover                                              12,500             313,500
                                                                   ------------

                                       10
.................................................................................

.................................................................................

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (2.1%)
--------------------------------------------------------------------------------
  Becton Dickinson                                   10,000       $     295,100
                                                                   ------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.3%)
--------------------------------------------------------------------------------
  Manpower                                            9,900             337,590
                                                                   ------------

--------------------------------------------------------------------------------
  OFFICE EQUIPMENT (2.5%)
--------------------------------------------------------------------------------
  Pitney Bowes                                       10,600             355,630
                                                                   ------------

--------------------------------------------------------------------------------
  PHARMACEUTICALS (9.9%)
--------------------------------------------------------------------------------
  Abbott Laboratories                                 5,000             209,350
  Bristol-Myers Squibb                               17,000             418,370
  Merck                                               9,300             504,432
  Schering-Plough                                    13,800             294,630
                                                                   ------------

                                                                      1,426,782
                                                                   ------------

--------------------------------------------------------------------------------
  PRINTING & PUBLISHING (2.9%)
--------------------------------------------------------------------------------
  Harte-Hanks                                        21,600             412,128
                                                                   ------------

--------------------------------------------------------------------------------
  RESTAURANTS (3.7%)
--------------------------------------------------------------------------------
  McDonald's                                         16,000             289,760
  Wendy's International                               7,700             243,936
                                                                   ------------

                                                                        533,696
                                                                   ------------

--------------------------------------------------------------------------------
  RETAIL (4.0%)
--------------------------------------------------------------------------------
  Gap                                                25,100             295,427
  Zale*                                               9,400             274,480
                                                                   ------------

                                                                        569,907
                                                                   ------------

--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (3.5%)
--------------------------------------------------------------------------------
  Big Lots*                                          30,300             502,980
                                                                   ------------

--------------------------------------------------------------------------------
  UTILITIES (2.8%)
--------------------------------------------------------------------------------
  Duke Energy                                        19,900             407,751
                                                                   ------------

TOTAL COMMON STOCK
   (Cost $14,897,545)                                                13,615,026
                                                                   ------------

--------------------------------------------------------------------------------
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKETS (5.5%)
--------------------------------------------------------------------------------
  SEI Daily Income Trust,
   Money Market Fund                                645,962        $    645,962
  SEI Daily Income Trust,
   Prime Obligations Money
   Market Fund                                      140,262             140,262
                                                                   ------------

TOTAL MONEY MARKETS
   (Cost $786,224)                                                      786,224
                                                                   ------------

TOTAL INVESTMENTS (100.1%)
   (Cost $15,683,769)                                                14,401,250
                                                                   ------------

OTHER ASSETS & LIABILITIES (-0.1%)
  Receivable from Investment Advisor                                      2,735
  Administration Fees Payable                                            (3,390)
  Shareholder Servicing Fees Payable                                     (1,920)
  Other Assets & Liabilities                                            (15,359)
                                                                   ------------

TOTAL OTHER ASSETS & LIABILITIES, NET:                                  (17,934)
                                                                   ------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 2,215,901 outstanding shares of
   beneficial interest                                               14,590,515
  Undistributed net investment income                                     7,952
  Accumulated net realized gain on investments                        1,067,368
  Net unrealized depreciation on investments                         (1,282,519)
                                                                   ------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                        $ 14,383,316
--------------------------------------------------------------------------------
                                                                   ============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                   $6.49
                                                                          =====

* NON-INCOME PRODUCING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       11
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2002

C&B TAX-MANAGED VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

COMMON STOCK (97.4%)


--------------------------------------------------------------------------------
  AIRCRAFT (2.1%)
--------------------------------------------------------------------------------
  Boeing                                              3,400        $    101,150
                                                                   ------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (6.3%)
--------------------------------------------------------------------------------
  Eaton                                               1,980             135,412
  Snap-On                                             6,350             165,418
                                                                   ------------

                                                                        300,830
                                                                   ------------

--------------------------------------------------------------------------------
  BANKS (8.0%)
--------------------------------------------------------------------------------
  Bank of New York                                    2,700              70,200
  FleetBoston Financial                               3,120              72,977
  JP Morgan Chase                                    11,600             240,700
                                                                   ------------

                                                                        383,877
                                                                   ------------

--------------------------------------------------------------------------------
  BROADCASTING, NEWSPAPERS & ADVERTISING (4.6%)
--------------------------------------------------------------------------------
  Interpublic Group                                   5,800              69,426
  Omnicom Group                                       2,600             149,838
                                                                   ------------

                                                                        219,264
                                                                   ------------

--------------------------------------------------------------------------------
  CHEMICALS (5.6%)
--------------------------------------------------------------------------------
  Avery Dennison                                      1,380              85,891
  Monsanto                                           10,970             181,334
                                                                   ------------

                                                                        267,225
                                                                   ------------

--------------------------------------------------------------------------------
  COMMUNICATIONS EQUIPMENT (3.5%)
--------------------------------------------------------------------------------
  Motorola                                           18,400             168,728
                                                                   ------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (8.5%)
--------------------------------------------------------------------------------
  Computer Sciences*                                  3,850             124,316
  International Business Machines                     2,400             189,456
  Lucent Technologies*                               26,000              31,980
  Parametric Technology*                             28,000              64,680
                                                                   ------------

                                                                        410,432
                                                                   ------------

--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (2.9%)
--------------------------------------------------------------------------------
  Nike                                                3,000             141,570
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (2.5%)
--------------------------------------------------------------------------------
  Hubbell                                             3,500        $    118,825
                                                                   ------------

--------------------------------------------------------------------------------
  ELECTRONICS (1.0%)
--------------------------------------------------------------------------------
  Molex                                               2,000              46,460
                                                                   ------------

--------------------------------------------------------------------------------
  ENERGY & POWER (4.6%)
--------------------------------------------------------------------------------
  Exxon Mobil                                         3,190             107,375
  Royal Dutch Petroleum                               2,600             111,228
                                                                   ------------

                                                                        218,603
                                                                   ------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (4.3%)
--------------------------------------------------------------------------------
  American Express                                    2,000              72,740
  MBIA                                                3,050             133,133
                                                                   ------------

                                                                        205,873
                                                                   ------------

--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (2.1%)
--------------------------------------------------------------------------------
  PepsiAmericas                                       6,700             102,845
                                                                   ------------

--------------------------------------------------------------------------------
  INSURANCE (1.9%)
--------------------------------------------------------------------------------
  AON                                                 5,000              91,650
                                                                   ------------

--------------------------------------------------------------------------------
  MACHINERY (2.3%)
--------------------------------------------------------------------------------
  Dover                                               4,340             108,847
                                                                   ------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (2.0%)
--------------------------------------------------------------------------------
  Becton Dickinson                                    3,300              97,383
                                                                   ------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.5%)
--------------------------------------------------------------------------------
  Manpower                                            3,500             119,350
                                                                   ------------

--------------------------------------------------------------------------------
  OFFICE EQUIPMENT (3.4%)
--------------------------------------------------------------------------------
  Pitney Bowes                                        4,850             162,718
                                                                   ------------

--------------------------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (1.3%)
--------------------------------------------------------------------------------
  Steelcase                                           7,000              63,770
                                                                   ------------

                                       12
.................................................................................

.................................................................................

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  PHARMACEUTICALS (10.6%)
--------------------------------------------------------------------------------
  Abbott Laboratories                                 2,240       $      93,789
  Bristol-Myers Squibb                                7,000             172,270
  Merck                                               2,800             151,872
  Schering-Plough                                     4,350              92,872
                                                                   ------------

                                                                        510,803
                                                                   ------------

--------------------------------------------------------------------------------
  PRINTING & PUBLISHING (1.7%)
--------------------------------------------------------------------------------
  Harte-Hanks                                         4,200              80,136
                                                                   ------------

--------------------------------------------------------------------------------
  RESTAURANTS (3.5%)
--------------------------------------------------------------------------------
  McDonald's                                          5,000              90,550
  Wendy's International                               2,400              76,032
                                                                   ------------

                                                                        166,582
                                                                   ------------

--------------------------------------------------------------------------------
  RETAIL (3.9%)
--------------------------------------------------------------------------------
  Gap                                                16,000             188,320
                                                                   ------------

--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (2.9%)
--------------------------------------------------------------------------------
  Big Lots*                                           8,500             141,100
                                                                   ------------

--------------------------------------------------------------------------------
  SERVICES (2.6%)
--------------------------------------------------------------------------------
  Sysco                                               4,000             126,720
                                                                   ------------

--------------------------------------------------------------------------------
  UTILITIES (2.8%)
--------------------------------------------------------------------------------
  Duke Energy                                         6,500             133,185
                                                                   ------------

TOTAL COMMON STOCK
   (Cost $4,698,947)                                                  4,676,246
                                                                   ------------

--------------------------------------------------------------------------------
                                                   Shares/                Market
Description                                      Face Amount               Value
--------------------------------------------------------------------------------

MONEY MARKETS (2.2%)
  SEI Daily Income Trust,
   Money Market Fund                                 98,977        $     98,977
  SEI Daily Income Trust,
   Prime Obligations
   Money Market Fund                                  4,298               4,298
                                                                   ------------

TOTAL MONEY MARKETS
   (Cost $103,275)                                                      103,275
                                                                   ------------

REPURCHASE AGREEMENT (0.4%)
  Morgan Stanley
   1.550%, dated 10/31/02
   matures 11/01/02,
   repurchase price $20,734
   (collateralized by U.S. Treasury
   obligation, total market value:
   $21,149)                                         $20,734              20,734
                                                                   ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $20,734)                                                        20,734
                                                                   ------------

TOTAL INVESTMENTS (100.0%)
   (Cost $4,822,956)                                                  4,800,255
                                                                   ------------

OTHER ASSETS & LIABILITIES (0.0%)
  Investment Advisory Fees Payable                                          (50)
  Administration Fees Payable                                            (1,103)
  Shareholder Servicing Fees Payable                                       (111)
  Other Assets & Liabilities                                               (476)
                                                                   ------------

TOTAL OTHER ASSETS & LIABILITIES, NET:                                   (1,740)
                                                                   ------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
(unlimited authorization -- no par
   value) based on 370,877 outstanding shares of
   beneficial interest                                                4,835,984
  Undistributed net investment income                                     3,236
  Accumulated net realized loss on investments                          (18,004)
  Net unrealized depreciation on investments                            (22,701)
                                                                   ------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                        $  4,798,515
--------------------------------------------------------------------------------
                                                                   ============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                  $12.94
                                                                         ======

* NON-INCOME PRODUCING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       13
.................................................................................

STATEMENT OF NET ASSETS
.................................................................................
OCTOBER 31, 2002

C&B MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

COMMON STOCK (98.3%)

--------------------------------------------------------------------------------
  APPAREL/TEXTILES (4.0%)
--------------------------------------------------------------------------------
  Tommy Hilfiger*                                   433,440        $  3,272,472
                                                                   ------------

--------------------------------------------------------------------------------
  AUTOMOTIVE (3.8%)
--------------------------------------------------------------------------------
  Snap-On                                           117,820           3,069,211
                                                                   ------------

--------------------------------------------------------------------------------
  CHEMICALS (2.0%)
--------------------------------------------------------------------------------
  Monsanto                                           97,560           1,612,667
                                                                   ------------

--------------------------------------------------------------------------------
  COMMUNICATIONS (1.6%)
--------------------------------------------------------------------------------
  ADC Telecommunications*                           846,750           1,337,865
                                                                   ------------

--------------------------------------------------------------------------------
  COMPUTERS & SERVICES (6.0%)
--------------------------------------------------------------------------------
  Computer Sciences*                                 56,265           1,816,797
  Parametric Technology*                          1,314,345           3,036,137
                                                                   ------------

                                                                      4,852,934
                                                                   ------------

--------------------------------------------------------------------------------
  CONSUMER NON-DURABLES (2.8%)
--------------------------------------------------------------------------------
  Hasbro                                            226,100           2,310,742
                                                                   ------------

--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING (12.1%)
--------------------------------------------------------------------------------
  Carlisle                                           94,865           3,535,619
  Federal Signal                                    162,160           2,738,882
  Hubbell                                           105,865           3,594,117
                                                                   ------------

                                                                      9,868,618
                                                                   ------------

--------------------------------------------------------------------------------
  ENERGY & POWER (2.5%)
--------------------------------------------------------------------------------
  Burlington Resources                               48,830           2,011,796
                                                                   ------------

--------------------------------------------------------------------------------
  FINANCIAL SERVICES (7.7%)
--------------------------------------------------------------------------------
  AMBAC Financial Group                              33,220           2,052,996
  Countrywide Credit Industry                        43,820           2,204,584
  MBIA                                               45,150           1,970,798
                                                                   ------------

                                                                      6,228,378
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FOOD, BEVERAGE & TOBACCO (2.5%)
--------------------------------------------------------------------------------
  PepsiAmericas                                     135,320        $  2,077,162
                                                                   ------------

--------------------------------------------------------------------------------
  INSURANCE (7.8%)
--------------------------------------------------------------------------------
  AON                                               172,980           3,170,723
  Principal Financial Group*                         77,600           2,176,680
  UnumProvident                                      48,700             999,324
                                                                   ------------

                                                                      6,346,727
                                                                   ------------

--------------------------------------------------------------------------------
  MACHINERY (4.4%)
--------------------------------------------------------------------------------
  Pall                                              126,470           2,196,784
  Tennant                                            45,550           1,373,788
                                                                   ------------

                                                                      3,570,572
                                                                   ------------

--------------------------------------------------------------------------------
  MEDICAL PRODUCTS & SERVICES (4.6%)
--------------------------------------------------------------------------------
  Becton Dickinson                                   54,415           1,605,787
  IMS Health                                        140,350           2,110,864
                                                                   ------------

                                                                      3,716,651
                                                                   ------------

--------------------------------------------------------------------------------
  MISCELLANEOUS BUSINESS SERVICES (2.0%)
--------------------------------------------------------------------------------
  Sourcecorp*                                        69,690           1,597,992
                                                                   ------------

--------------------------------------------------------------------------------
  OFFICE FURNITURE & FIXTURES (3.8%)
--------------------------------------------------------------------------------
  Steelcase                                         338,830           3,086,741
                                                                   ------------

--------------------------------------------------------------------------------
  PRINTING & PUBLISHING (3.1%)
--------------------------------------------------------------------------------
  Harte-Hanks                                       133,437           2,545,978
                                                                   ------------

--------------------------------------------------------------------------------
  RESTAURANTS (5.2%)
--------------------------------------------------------------------------------
  CBRL Group                                        143,475           3,361,619
  Wendy's International                              28,800             912,384
                                                                   ------------

                                                                      4,274,003
                                                                   ------------

--------------------------------------------------------------------------------
  RETAIL (4.4%)
--------------------------------------------------------------------------------
  Zale*                                             122,530           3,577,876
                                                                   ------------

                                       14
.................................................................................

.................................................................................

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  RETAIL: DISCOUNT (6.4%)
--------------------------------------------------------------------------------
  Big Lots*                                         229,240        $  3,805,384
  Dollar General                                    101,310           1,414,287
                                                                   ------------

                                                                      5,219,671
                                                                   ------------

--------------------------------------------------------------------------------
  SEMI-CONDUCTORS/INSTRUMENTS (6.6%)
--------------------------------------------------------------------------------
  Dionex*                                           122,530           3,775,149
  Entegris*                                         183,600           1,580,796
                                                                   ------------

                                                                      5,355,945
                                                                   ------------

--------------------------------------------------------------------------------
  SERVICES (2.8%)
--------------------------------------------------------------------------------
  Viad                                              118,780           2,306,707
                                                                   ------------

--------------------------------------------------------------------------------
  UTILITIES (2.2%)
--------------------------------------------------------------------------------
  Nicor                                              56,900           1,766,176
                                                                   ------------

TOTAL COMMON STOCK
   (Cost $90,951,908)                                                80,006,884
                                                                   ------------

--------------------------------------------------------------------------------
                                                                          Market
Description                                          Shares                Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT (3.0%)
  Morgan Stanley
   1.550%, dated 10/31/02
   matures 11/01/02,
   repurchase price $2,403,282
   (collateralized by U.S. Treasury
   obligations, total market value:
   $2,454,281)                                   $2,403,179        $  2,403,179
                                                                   ------------

TOTAL REPURCHASE AGREEMENT
   (Cost $2,403,179)                                                  2,403,179
                                                                   ------------

TOTAL INVESTMENTS (101.3%)
   (Cost $93,355,087)                                                82,410,063
                                                                   ------------

OTHER ASSETS & LIABILITIES (-1.3%)
  Investment Advisory Fees Payable                                      (21,298)
  Administration Fees Payable                                           (18,524)
  Shareholder Servicing Fees Payable                                     (1,151)
  Other Assets & Liabilities                                           (978,771)
                                                                   ------------

TOTAL OTHER ASSETS & LIABILITIES, NET:                               (1,019,744)
                                                                   ------------

NET ASSETS:
  Paid in Capital -- Institutional Shares
   (unlimited authorization -- no par
   value) based on 6,188,175 outstanding shares of
   beneficial interest                                               92,683,856
  Distribution in excess of net investment income                           (20)
  Accumulated net realized loss on investments                         (348,493)
  Net unrealized depreciation on investments                        (10,945,024)
                                                                   ------------

--------------------------------------------------------------------------------
  TOTAL NET ASSETS (100.0%)                                        $ 81,390,319
--------------------------------------------------------------------------------
                                                                   ============

  NET ASSET VALUE, Offering and
   Redemption Price Per Share,
   Institutional Shares                                                  $13.15
                                                                         ======

* NON-INCOME PRODUCING SECURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       15
.................................................................................

STATEMENTS OF OPERATIONS
.................................................................................
FOR THE YEAR ENDED OCTOBER 31, 2002

                                                                                C&B                  C&B                    C&B
                                                                          LARGE CAP VALUE     TAX-MANAGED VALUE        MID CAP VALUE
                                                                             PORTFOLIO            PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................         $  491,071            $ 63,980            $    432,156
   Interest Income .................................................             28,217               7,566                  33,195
   Less: Foreign Tax Withheld.......................................             (3,184)               (474)                     --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income..........................................            516,104              71,072                 465,351
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................            186,610              24,060                 224,311
   Administrative Fees .............................................            124,907              17,083                 125,081
   Custodian Fees ..................................................             17,999               4,244                   8,234
   Transfer Agent Fees .............................................             51,668              28,555                  75,801
   Professional Fees ...............................................             53,097               9,175                  27,777
   Registration Fees ...............................................              7,069               5,444                  13,932
   Printing Fees ...................................................             22,331               9,733                  20,416
   Director's Fees..................................................             8,243                 785                    6,747
   Shareholder Servicing Fees ......................................              3,096               1,973                  50,146
   Other Fees.......................................................             2,407                   --                     --
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses...................................................            477,427             101,052                 552,445
   Less: Investment Advisory Fees Waived............................           (137,795)            (24,060)                (61,350)
     Reimbursements from Investment Adviser.........................                 --             (31,239)                     --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses.....................................................            339,632              45,753                 491,095
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss).....................................            176,472              25,319                 (25,744)
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments .........................          3,922,618+            (16,156)               (285,541)
   Net Change in Unrealized Depreciation
     on Investments  ...............................................         (1,531,024)           (389,006)            (11,072,387)
------------------------------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments ..................................          2,391,594            (405,162)            (11,357,928)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     from Operations ...............................................         $2,568,066           $(379,843)           $(11,383,672)
====================================================================================================================================

  + Amount includes gains from In-Kind Redemptions (See Note 8 in Notes to Financial Statements).

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       16
.................................................................................

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................
FOR THE YEARS ENDED OCTOBER 31,

                                                           C&B                         C&B                         C&B
                                                     LARGE CAP VALUE            TAX-MANAGED VALUE             MID CAP VALUE
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                    2002          2001          2002          2001         2002          2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)............    $    176,472  $    357,156   $    25,319  $    24,229   $    (25,744) $    20,482
   Net Realized Gain (Loss) on Investments.       3,922,618     1,677,035       (16,156)      (1,848)      (285,541)     367,682
   Net Change in Unrealized Depreciation
     on Investments .......................      (1,531,024)     (811,700)     (389,006)     (83,100)   (11,072,387)     (61,668)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS.......................       2,568,066     1,222,491      (379,843)     (60,719)   (11,383,672)     326,496
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
   Net Investment Income:..................        (173,222)     (506,922)      (24,080)     (24,365)       (35,633)     (19,171)
   Net Realized Gain ......................      (1,439,798)   (7,482,793)           --     (204,098)      (382,767)     (84,130)
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS.....................      (1,613,020)   (7,989,715)      (24,080)    (228,463)      (418,400)    (103,301)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
     Issued ...............................       6,217,364    12,657,688     3,248,586      606,754    103,010,302    5,439,957
     In Lieu of cash distributions.........       1,579,013     7,614,987        14,306       93,525        413,962      103,289
     Redemption Fees -- Note 9.............              --            --         4,055          100             --           --
     Redeemed..............................     (33,217,953)*  (9,906,435)     (687,536)     (41,175)   (16,165,766)  (1,352,631)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) FROM CAPITAL
     SHARE TRANSACTIONS....................     (25,421,576)   10,366,240     2,579,411      659,204     87,258,498    4,190,615
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL INCREASE (DECREASE)...........     (24,466,530)    3,599,016     2,175,488      370,022     75,456,426    4,413,810
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period ....................      38,849,846    35,250,830     2,623,027    2,253,005      5,933,893    1,520,083
   End of Period...........................    $ 14,383,316  $ 38,849,846   $ 4,798,515  $ 2,623,027   $ 81,390,319  $ 5,933,893
====================================================================================================================================
SHARES ISSUED AND REDEEMED:
     Shares Issued ........................         839,568     1,651,845       226,851       41,766      6,912,806      385,844
     In Lieu of Cash Distributions..........        213,599     1,093,146         1,071        6,648         27,933        8,288
     Shares Redeemed.......................      (4,287,805)*  (1,341,046)      (49,436)      (2,954)    (1,170,604)     (95,023)

------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING...........................      (3,234,638)    1,403,945       178,486       45,460      5,770,135      299,109
====================================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
* Includes two Redemption-in-Kind transactions (see Note 8 in Notes to Financial Statements).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       17
.................................................................................

FINANCIAL HIGHLIGHTS
.................................................................................
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED OCTOBER 31,

                 Net                     Realized and
                Asset         Net        Unrealized    Distributions
                Value,     Investment      Gains         from Net  Distributions
               Beginning     Income     (Losses) on      Investment  from Net
               of Period     (Loss)      Securities       Income   Realized Gain
               ---------     ------      ----------       ------   -------------

C&B LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*         $ 7.13        $0.05        $(0.38)        $(0.05)        $(0.26)
  2001 (1)        8.71        0.07           0.27          (0.11)         (1.81)
--------------------------------------------------------------------------------
  2000           12.06        0.12           0.54          (0.09)         (3.92)
  1999           13.58        0.16           0.72          (0.16)         (2.24)
--------------------------------------------------------------------------------
  1998           16.71        0.18           0.76          (0.19)         (3.88)

C&B TAX-MANAGED VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*         $13.63       $0.09         $(0.69)        $(0.09)           $--
  2001 (1)       15.33        0.13          (0.39)         (0.14)         (1.30)
--------------------------------------------------------------------------------
  2000           12.87        0.15           2.45          (0.14)            --
  1999           12.23        0.12           0.64          (0.12)            --
--------------------------------------------------------------------------------
  1998           11.45        0.14           0.79          (0.15)            --

C&B MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*         $14.19      $(0.01)        $(0.19)        $(0.04)        $(0.80)
  2001 (1)       12.78        0.08           2.12          (0.09)         (0.70)
--------------------------------------------------------------------------------
  2000            9.84        0.07           3.16          (0.08)         (0.21)
  1999            9.69        0.06           0.15          (0.06)            --
--------------------------------------------------------------------------------
  1998**         10.00        0.05          (0.32)         (0.04)            --

                                                                Ratio
                 Net                    Net                    of Net
                Asset                 Assets,      Ratio      Investment   Port-
                Value,                  End    of Expenses   Income (Loss) folio
                 End       Total     of Period    to Average  to Average   Turn-
              of Period   Return+      (000)    Net Assets(d) Net Assets   over
              ---------   -------     -------   ------------  ----------   -----

C&B LARGE CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*         $6.49      (5.14)%   $ 14,383       1.14%++     0.59%++     39%
  2001 (1)       7.13       4.50       38,850       1.00        0.91        41
--------------------------------------------------------------------------------
  2000           8.71      10.89       35,251       1.00        1.16        48
  1999          12.06       7.73       73,292       0.89        1.12        43
--------------------------------------------------------------------------------
  1998          13.58       6.56      159,256       0.83        1.26        43

C&B TAX-MANAGED VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*        $12.94      (4.45)%     $4,799       1.19%++     0.66%++     32%
  2001 (1)      13.63      (1.96)       2,623       1.00        0.94        16
--------------------------------------------------------------------------------
  2000          15.33      20.32        2,253       1.00        0.96         9
  1999          12.87       6.23        3,634       1.00        0.96        20
--------------------------------------------------------------------------------
  1998          12.23       8.16        3,492       1.01        1.24        49

C&B MID CAP VALUE PORTFOLIO

--------------------------------------------------------------------------------
  2002*        $13.15      (2.09)%    $81,390       1.37%++    (0.07)%++    30%
  2001 (1)      14.19      18.14        5,934       1.00        0.68        44
--------------------------------------------------------------------------------
  2000          12.78      33.78        1,520       1.00        0.66       101
  1999           9.84       2.19        1,446       1.00        0.70        81
--------------------------------------------------------------------------------
  1998**         9.69      (2.17)       1,033       1.01        0.86        37

  * Per share figures calculated using Average Shares Method.
 ** Commenced operations February 18, 1998. All ratios for the period have been annualized.
 + Returns are for the period indicated and have not been annualized. Total Return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.
 ++Without waivers and/or reimbursements these ratios would have been, 1.60% for the C&BLarge Cap Value Portfolio, 2.63% for the C&B Tax-Managed Value Portfolio, and 1.54% for the C&B Mid Cap Value Portfolio.
 ++ Without waivers and/or reimbursements these ratios would have been, 0.13% for the C&B Large Cap Value Portfolio, (0.78)% for the C&B Tax-Managed Value Portfolio, and (0.24)% for the C&B Mid Cap Value Portfolio.
(d) As of March 1, 2002, the expense cap changed from 1.00%, to 1.25% for C&B Large Cap Value and C&B Tax-Managed Value Portfolios, and to 1.40% for the C&B Mid Cap Value Portfolio.
(1) The information set forth in this table for the periods prior to November 19, 2001, is the financial data of the C&B Large Cap Value, C&B Tax-Managed, and C&B Mid Cap Value Portfolios, a series of the UAM Funds, Inc. (See Note
    1).
Amounts designated as "--" are either $0 or have been rounded to $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF
THE FINANCIAL STATEMENTS.

                                       18
.................................................................................

NOTES TO FINANCIAL STATEMENTS
.................................................................................
OCTOBER 31, 2002


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio (the "Funds"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On October 19, 2001 the shareholders of the UAM Funds, Inc. C&B Equity, C&B Equity for Taxable Investors, and C&B Mid Cap Equity Portfolios (the "UAM Portfolios") voted to approve a tax-free reorganization of the UAM Portfolios through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's C&B Large Cap Value, C&B Tax-Managed Value, and C&B Mid Cap Value Portfolios. The reorganization took place on November 19, 2001.


2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      SECURITY VALUATION -- Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2002, are valued at fair value using methods determined in good faith by the Board of Trustees.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.


      DISTRIBUTIONS TO SHAREHOLDERS -- Each portfolio distributes its net investment income quarterly. Any realized capital gains are distributed to shareholders at least annually.


      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.


      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                       19
.................................................................................

.................................................................................
OCTOBER 31, 2002


      IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide") as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services), a wholly-owned subsidiary of SEI Investments Company (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the year ended October 31, 2002, the Funds paid the Distributor $394 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of:

     .150% on the first $250 million in Fund assets .125% on the next $250 million in Fund assets .100% on all Fund assets over $500 million

The Funds are subject to a minimum annual administration fee of $271,000, allocated by each Fund's daily net assets, which would be increased by $15,000 per additional class.

Prior to the reorganization of the Trust from UAM Funds to The Advisors' Inner Circle Fund on November 19, 2001, the Funds had an agreement with the Administrator, to provide administrative services for the Funds and to pay Administrator fees of 0.073% and an annual base fee of $54,500.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Trust and Distributor are parties to a Distribution Agreement. Each Fund has adopted a Shareholder Services Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust, may receive up to 0.25% of Class A shares of each Fund's average daily net assets.

The Distributor has entered into a sub-distribution agreement with Turner Investment Distributors, Inc. (the "Sub-Distributor"). The Sub-Distributor receives no fees for its sub-distribution services under this agreement.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and Cooke & Bieler L.P. (the "Adviser") are parties to an Investment Advisory Agreement dated November 19, 2001 under which the Adviser receives an annual fee equal to 0.63% of the average daily net assets of each Fund. Prior to the reorganization on November 19, 2001, the Advisory fee was 0.625% of the average daily net assets. In addition, the Adviser has contractually agreed to limit the total expenses to 1.25% of the average daily assets of the Large Cap Value and Tax-Managed Value Portfolios and 1.40% of the average daily assets of the Mid Cap Value Portfolio. The contractual waiver is for an initial period of one year from the prospectus dated March 1, 2002 and may be continued for subsequent one-year periods at the Adviser's discretion. Prior to March 1, 2002, the Adviser voluntarily agreed to limit the total expenses to 1.00% of the average daily net assets for each Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the year ended October 31, 2002 were as follows:

                          C&B              C&B TAX-                    C&B
                    LARGE CAP VALUE      MANAGED VALUE            MID CAP VALUE
                      PORTFOLIO            PORTFOLIO                PORTFOLIO
                   ----------------      ------------             --------------

Purchases            $11,056,933          $3,969,592                $96,288,283
Sales                 37,134,230           1,102,778                 10,408,241

7. FEDERAL TAX INFORMATION:

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                                       20
.................................................................................

.................................................................................
The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for net operating losses.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights. Accordingly, the following permanent differences have been reclassified to/from the following accounts as of October 31, 2002:

                          UNDISTRIBUTED       ACCUMULATED
                         NET INVESTMENT        REALIZED               PAID-IN-
                          INCOME/(LOSS)       GAIN/(LOSS)             CAPITAL
                        ----------------      -----------           ----------
Large Cap Value
  Portfolio                    $ --           $(1,996,526)          $1,996,526
Mid Cap Value Portfolio      58,216               (13,126)             (45,090)

These reclassifications had no impact on net assets or net asset value.

The tax character of dividends and distributions paid during the years ended October 31, 2002 and October 31, 2001 were as follows:

                        ORDINARY          LONG-TERM
                         INCOME         CAPITAL GAINS           TOTAL
                        --------        -------------         ----------
Large Cap Value
  Portfolio    2002     $521,936          $1,091,084          $1,613,020
               2001      506,922           7,482,793           7,989,715
Tax-Managed Value
  Portfolio    2002       24,080                  --              24,080
               2001       24,365             204,098             228,463
Mid Cap Value
 Portfolio     2002      217,014             201,386             418,400
               2001      103,301                  --             103,301

As of October 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                      UNDISTRIBUTED      UNDISTRIBUTED         UNREALIZED
                        ORDINARY           LONG-TERM          APPRECIATION
                         INCOME          CAPITAL GAIN        (DEPRECIATION)
                        --------         ------------        --------------
Large Cap Value
  Portfolio               $7,949          $1,712,139          $ (1,927,287)
Tax-Managed
  Value Portfolio          3,235               5,738               (46,442)
Mid Cap Value Portfolio      (21)                 --           (11,293,516)

Amounts designated as "--" are either $0 or have been rounded to $0.


For Federal income tax purposes, the cost of securities owned at October 31, 2002, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2002, were as follows:

                         C&B               C&B TAX-               C&B
                   LARGE CAP VALUE      MANAGED VALUE         MID CAP VALUE
                      PORTFOLIO           PORTFOLIO            PORTFOLIO
                     -----------          ----------          -----------
Federal Tax Cost     $16,328,537          $4,846,697          $ 93,703,579
                     ===========          ==========          ============
Aggregate gross
   unrealized
   appreciation        1,059,548             437,450             2,995,178

Aggregate gross
   unrealized
   depreciation       (2,986,835)           (483,892)          (14,288,694)
                     -----------          ----------          ------------
Net unrealized
   depreciation      $(1,927,287)         $  (46,442)         $(11,293,516)
                     ===========          ==========          ============

8. IN-KIND REDEMPTIONS:


During the year ended October 31, 2002, the Large Cap Value Portfolio transferred portfolio assets in exchange for shares of beneficial interest. These securities were transferred at their current value on the date of transaction.

                      SHARES
DATE                 REDEEMED                 VALUE                GAIN
--------          --------------           -----------          ----------
04/11/02            (859,049.823)          $ 6,840,700          $  691,408
06/05/02          (2,402,594.443)           18,916,587           1,305,119

9. OTHER:

The Tax-Managed Value Portfolio retains a redemption fee of 1.00% on redemptions of capital shares held for less than 1 year in the Portfolio. For the year ended October 31, 2002 $4,055 in redemption fees were retained.


At October 31, 2002, the following shareholders held 10% or greater of the aggregate total shares outstanding:

                                  PERCENTAGE OF
                                  TOTAL SHARES               NUMBER OF
                                   OUTSTANDING              SHAREHOLDERS
                                ----------------           --------------
Large Cap Value Portfolio              35%                          1
Tax-Managed Value Portfolio            44                           2
Mid Cap Value Portfolio                44                           1

                                       21
.................................................................................

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
.................................................................................
OCTOBER 31, 2002


10. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

The UAM C&B Funds were audited by PriceWaterhouse Coopers LLP (PWC) for the periods up to October 31, 2001. As noted in Note 1, these funds were reorganized into the AIC C&B Funds. Arthur Andersen was selected as the Funds' independent auditors and in May 2002, Arthur Andersen LLP(Arthur Andersen) resigned as independent auditor for the C&B Funds. KPMGLLP (KPMG) was selected as the Funds' independent auditor. The Funds' selection of KPMG as its independent auditor was recommended by the Funds' audit committee and was approved by the Funds' Board of Trustees.

The report on the financial statements audited by PWC for the year ended October 31, 2001 for the Funds did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and PWC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of PWC would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of such year.

                                       22
.................................................................................

INDEPENDENT AUDITORS' REPORT
.................................................................................
OCTOBER 31, 2002


To the Shareholders and Board of Trustees of The Cooke & Bieler Funds of The Advisors' Inner Circle Fund:


We have audited the accompanying statements of net assets of C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio (the "Funds"), three of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors whose reports dated December 14, 2001, expressed an unqualified opinion on those statements.


We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of C&B Large Cap Value Portfolio, C&B Tax-Managed Value Portfolio and C&B Mid Cap Value Portfolio of The Advisors' Inner Circle Fund as of October 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/S/ KPMG LLP
Philadelphia, Pennsylvania
December 23, 2002

                                       23
.................................................................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND
(UNAUDITED)

Set forth below is the name, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee or Officer of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.

                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE(1)                      THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee               (Since 1993)        Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                     1989-1992, and MTrust Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee               (Since 1993)        Pennsylvania State University, Senior Vice
75 yrs. old                                                                     President, Treasurer (Emeritus); Financial
                                                                                and Investment Consultant, Professor of
                                                                                Transportation since 1984; Vice President-
                                                                                Investments, Treasurer, Senior Vice President
                                                                                (Emeritus), 1982-1984. Director,
                                                                                Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee               (Since 1993)        Private investor from 1987 to present. Vice
73 yrs. old                                                                     President and Chief Financial officer, Western
                                                                                Company of North America (petroleum service
                                                                                company), 1980-1986. President of Gene
                                                                                Peters and Associates (import company),
                                                                                1978-1980. President and Chief Executive
                                                                                Officer of Jos. Schlitz Brewing Company
                                                                                before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee               (Since 1994)        Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                     1987-December 1993.






------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
         MEMBER                           HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.
--------------------------------------------------------------------------------
          40                      Member and Treasurer, Board of
                                  Trustees of Grove City College.
                                  Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds,
                                  The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust, SEI
                                  Daily Income Trust, SEI Index Funds,
                                  SEI Institutional International Trust,
                                  SEI Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------

                                     24 & 25
.................................................................................

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE(1)                      THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.               Trustee               (Since 1999)        Chief Executive Officer, Newfound
60 yrs. old                                                                     Consultants Inc. since April 1997. General
                                                                                Partner, Teton Partners, L.P., June 1991-
                                                                                December 1996; Chief Financial Officer,
                                                                                Nobel Partners, L.P., March 1991-December
                                                                                1996; Treasurer and Clerk, Peak Asset
                                                                                Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                    Chairman               (Since 1991)         Currently performs various services on behalf
56 yrs. old                        of the Board                                 of SEI Investments for which Mr. Nesher is
                                   of Trustees                                  compensated. Executive Vice President of SEI
                                                                                Investments, 1986-1994. Director and
                                                                                Executive Vice President of the Administrator
                                                                                and the Distributor, 1981-1994.




------------------------------------------------------------------------------------------------------------------------------------
WILLIAMM. DORAN                       Trustee               (Since 1992)          Partner, Morgan, Lewis & Bockius LLP
1701 Market Street,                                                             (law firm), counsel to the Trust, SEI Investments,
Philadelphia, PA 19103                                                          the Administrator and the Distributor. Director
62 yrs. old                                                                     of SEI Investments since 1974; Secretary of
                                                                                SEI Investments since 1978.




------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                        OTHER DIRECTORSHIPS
         MEMBER                             HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
          40                      Trustee, Navigator Securities Lending
                                  Trust, since 1995. Trustee of The
                                  Fulcrum Trust. Trustee of The Arbor
                                  Funds, The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust,
                                  SEI Daily Income Trust, SEI Index
                                  Funds, SEI Institutional International
                                  Trust, SEI International Investments Trust,
                                  SEI Institutional Managed Trust, SEI Insurance
                                  Products Trust, SEI Liquid Asset Trust and SEI
                                  Tax Exempt Trust.
-----------------------------------------------------------------------------

          40                      Trustee of The Arbor Funds, Bishop
                                  Street Funds, The Expedition Funds,
                                  The MDL Funds, SEI Asset Allocation
                                  Trust, SEI Daily Income Trust, SEI
                                  Index Funds, SEI Institutional
                                  International Trust, SEI Institutional
                                  Investments Trust, SEI Institutional
                                  Managed Trust, SEI Insurance Products
                                  Trust, SEI Liquid Asset Trust and
                                  SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The
                                  MDL Funds, The Expedition Funds,
                                  SEI Asset Allocation Trust, SEI Daily
                                  Income Trust, SEI Index Funds, SEI
                                  Institutional International Trust, SEI
                                  Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     24 & 25
.................................................................................

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                  HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE(1)                     THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES R. FOGGO                      President              (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                     of SEI Investments since 1998; Vice
                                                                                President and Assistant Secretary of
                                                                                SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 1999; Associate, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison (law firm),
                                                                                1998; Associate, Baker & McKenzie
                                                                                (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA            Controller               (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                       and Chief                                     November 1999; Audit Manager, Ernst
                                  Financial Officer                             & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN              Vice President           (Since 2001)         Vice President and Assistant Secretary
40 yrs. old                       and Secretary                                 of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional
                                                                                Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN                 Vice President           (Since 1995)         Senior Vice President and General
36 yrs. old                       and                                           Counsel of SEI Investments; Senior Vice
                                  Assistant Secretary                           President, General Counsel and Secretary
                                                                                of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 2000; Vice President and Assistant
                                                                                Secretary of SEI Investments, SEI Global
                                                                                Funds Services and SEI Investments
                                                                                Distribution Co. from 1999-2000;
                                                                                Associate, Dewey Ballantine (law firm)
                                                                                from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                                OTHER DIRECTORSHIPS
         MEMBER                                     HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------

           N/A                                               N/A








--------------------------------------------------------------------------------
           N/A                                               N/A


--------------------------------------------------------------------------------
           N/A                                               N/A





--------------------------------------------------------------------------------
           N/A                                               N/A

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     26 & 27
.................................................................................

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
         AGE(1)                     THE TRUST               TIME SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
LYDIA A. GAVALIS                Vice President and         (Since 1998)         Vice President and Assistant Secretary
                                                                                Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                           Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since  1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998 - 2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)         Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)         Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                       HELD BY OFFICER
--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                       27
.................................................................................

NOTICE TO SHAREHOLDERS  (UNAUDITED)
.................................................................................
OCTOBER 31, 2002


For shareholders that do not have an October 31, 2002 year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002, the Fund is designating the following items with regard to distributions paid during the year.

                                           LONG-TERM
                                           (20% RATE)        ORDINARY
                                          CAPITAL GAIN        INCOME        TAX-EXEMPT         TOTAL        QUALIFYING
FUND                                      DISTRIBUTION     DISTRIBUTIONS     INTEREST      DISTRIBUTIONS     DIVIDENDS(1)
----                                      ------------     -------------     --------      -------------     ------------

Large Cap Value Portfolio                    67.64%            32.36%          0.00%          100.00%           94.37%
Tax-Managed Value Portfolio                   0.00            100.00           0.00           100.00           100.00
Mid Cap Value Portfolio                      53.76             46.24           0.00           100.00            23.46
-----------------------

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributions".

                                       28
.................................................................................

.................................................................................

TRUST:
The Advisors' Inner Circle Fund

THE COOKE &BIELER FUNDS:
C&BLarge Cap Value Portfolio
C&BTax-Managed Value Portfolio
C&BMid Cap Value Portfolio

INVESTMENT ADVISER:
Cooke & Bieler, L.P.
Investment Counsel
1700 Market Street
Philadelphia, PA 19103


DISTRIBUTOR:
SEI Investments Distribution Co.


SUB-DISTRIBUTOR:
Turner Investment Distributors, Inc.


ADMINISTRATOR:
SEIInvestments Global Funds Services


LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP




CKB-AR-001-0100
.................................................................................